PF Multi-Fixed Income Fund
PF Multi-Fixed Income Fund
Investment Goal
This Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Multi-Fixed Income Fund Class P
Management Fee	0.35%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.65%
Less Expense Reimbursement	(0.14%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.51%
[1]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.16% through 7/31/2019. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years
PF Multi-Fixed Income Fund | Class P | USD ($)	52	194

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption	1 year	3 years
PF Multi-Fixed Income Fund | Class P | USD ($)	52	194

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This Fund is new and does not yet have a turnover rate.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in fixed income instruments. Under normal circumstances, the Fund enters into total return swap agreements to gain exposure to the asset class categories (or “market segments”) representing the broad U.S. investment grade bond and U.S. inflation-indexed debt securities markets, including U.S. Treasury Inflation Protected Securities or “TIPS.” Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, actively manages the Fund’s positions in these market segments in seeking to contribute to overall returns for the Fund.

PLFA allocates the Fund’s assets among these market segments based on its investment views, which take into account the following factors that span across different time horizons:
  Valuations.
  Economic fundamentals.
  Investor sentiment.
PLFA may increase or decrease the Fund’s exposure to a market segment in order to seek to capture upside opportunities, mitigate risk from disruptive market events, or for other reasons consistent with the Fund’s investment goal. PLFA seeks to gain or increase exposure to those market segments that are expected to benefit from a blend of the above three factors. Conversely, PLFA seeks to eliminate or reduce exposure to those segments of the market that are expected to be adversely affected by these three factors, or where other market segments appear more attractive.

When constructing the portfolio, PLFA will enter into total return swap agreements to obtain exposure to each market segment as determined by its investment process. While PLFA currently believes the likelihood is low that it will use other instruments in place of the total return swaps, PLFA may purchase or sell futures or exchange-traded funds (or total return swaps on exchange-traded funds) as an alternative to the total return swaps if it determines that such instruments should be used to obtain these exposures.

A significant portion of the Fund’s assets serves as collateral for the Fund’s derivative positions. The collateral is managed by Pacific Asset Management and will normally be invested in investment grade debt securities, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities, and cash and cash equivalents. These holdings may earn some income for the Fund. Under normal circumstances, the derivatives collateral for the Fund is expected to maintain an average credit quality of A+ by Standard & Poor’s or of equivalent rating by Moody’s or Fitch and a weighted average duration between 1 and 2.75 years.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The portfolio management firm’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Derivatives Risk: The Fund’s use of swap agreements (a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.
  Inflation-Indexed Debt Securities Risk: The Fund’s use of swap agreements to gain exposure to inflation-indexed debt securities subjects it to this risk. The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: The value of fixed income investments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Leverage Risk: The Fund may invest in swap agreements as a principal investment strategy. These derivative instruments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk, interest rate risk, subprime risk, prepayment risk, call risk, U.S. government securities risk and issuer risk.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Performance
The Fund has not commenced operations and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.